INCOME TAXES (Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ (72,066)	$ (153,173)	$ (86,703)
Foreign	19,059	1,295	1,553
Loss before taxes on income	$ (53,007)	$ (151,878)	$ (85,150)